Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Net earnings attributable to shareholders of AQN	$ 264,859	$ 782,463
Series A and D Preferred shares dividend	9,003	8,401
Net earnings attributable to common shareholders of AQN – basic and diluted	$ 255,856	$ 774,062
Weighted average number of shares
Basic (in shares)	622,347,677	559,633,275
Effect of dilutive securities (in shares)	6,600,185	4,740,561
Diluted (in shares)	628,947,862	564,373,836
Preferred shares, Series A
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 4,942	$ 4,611
Preferred shares, Series D
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 4,061	$ 3,790